UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID cap stock FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Mid Cap Stock Fund

For the six-month period ended June 30, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

16	Notes to Financial Statements

25	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/16	6/30/16	1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$1,057.00	$5.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.07
Class B
Actual	$1,000.00	$1,052.70	$8.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.11	$8.82
Class C
Actual	$1,000.00	$1,052.90	$8.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.11	$8.82
Class F
Actual	$1,000.00	$1,057.40	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.32
Class I
Actual	$1,000.00	$1,058.20	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.82
Class P
Actual	$1,000.00	$1,055.80	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.07
Class R2
Actual	$1,000.00	$1,055.30	$6.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.82
Class R3
Actual	$1,000.00	$1,055.50	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.27
Class R4
Actual	$1,000.00	$1,057.00	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.02
Class R5
Actual	$1,000.00	$1,058.20	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77
Class R6
Actual	$1,000.00	$1,059.00	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.01% for Class A, 1.76% for Classes B and C, 0.86% for Class F, 0.76% for Class I, 1.21% for Class P, 1.36% for Class R2, 1.25% for Class R3, 1.00% for Class R4, 0.75% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	9.82%
Consumer Staples	4.74%
Energy	11.58%
Financials	31.10%
Health Care	6.07%
Industrials	6.30%
Information Technology	11.34%
Materials	4.60%
Utilities	12.53%
Repurchase Agreement	1.92%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.76%

Aerospace & Defense 1.43%
Orbital ATK, Inc.	369,022	$31,419

Banks 6.94%
CIT Group, Inc.	671,584	21,430
Citizens Financial Group, Inc.	1,754,000	35,045
East West Bancorp, Inc.	869,200	29,709
M&T Bank Corp.	399,800	47,268
Webster Financial Corp.	550,143	18,678
Total		152,130

Beverages 1.46%
Molson Coors Brewing Co.
Class B	317,221	32,081

Capital Markets 2.20%
Affiliated Managers Group, Inc.*	99,900	14,063
E*TRADE Financial Corp.*	426,700	10,023
Invesco Ltd.	943,800	24,105
Total		48,191

Chemicals 2.59%
Albemarle Corp.	378,426	30,013
Eastman Chemical Co.	351,939	23,897
Ingevity Corp.*	81,583	2,777
Total		56,687

Communications Equipment 4.28%
Harris Corp.	372,599	31,090
Juniper Networks, Inc.	1,316,200	29,601
Motorola Solutions, Inc.	500,800	33,038
Total		93,729

Containers & Packaging 0.87%
WestRock Co.	489,200	19,015
Investments	Shares	Fair Value (000)
Electric: Utilities 9.91%
Edison International	874,700	$67,938
Great Plains Energy, Inc.	1,235,395	37,556
Portland General Electric Co.	1,161,500	51,246
PPL Corp.	1,441,300	54,409
Westar Energy, Inc.	107,920	6,053
Total		217,202

Electrical Equipment 1.48%
Hubbell, Inc.	307,020	32,381

Electronic Equipment, Instruments & Components 1.08%
VeriFone Systems, Inc.*	1,277,700	23,689

Energy Equipment & Services 2.86%
Patterson-UTI Energy, Inc.	1,504,104	32,067
Superior Energy Services, Inc.	1,666,900	30,688
Total		62,755

Food Products 3.26%
Bunge Ltd.	368,140	21,776
Pinnacle Foods, Inc.	605,838	28,044
Snyder’s-Lance, Inc.	640,066	21,692
Total		71,512

Health Care Equipment & Supplies 0.64%
Alere, Inc.*	335,900	14,000

Health Care Providers & Services 2.08%
Cardinal Health, Inc.	284,519	22,195
HealthSouth Corp.	604,272	23,458
Total		45,653

Hotels, Restaurants & Leisure 3.78%
Aramark	771,052	25,768
MGM Resorts International*	1,433,322	32,436
Wyndham Worldwide Corp.	346,100	24,653
Total		82,857

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares	Fair Value (000)
Household Durables 4.73%
Lennar Corp. Class A	480,200	$22,137
Newell Brands, Inc.	893,009	43,374
Whirlpool Corp.	229,100	38,177
Total		103,688

Information Technology Services 3.75%
CSRA, Inc.	1,580,731	37,037
Fidelity National Information Services, Inc.	612,300	45,114
Total		82,151

Insurance 9.67%
Allied World Assurance Co. Holdings AG (Switzerland)(a)	688,200	24,183
Allstate Corp. (The)	370,270	25,900
Argo Group International Holdings Ltd.	329,411	17,097
Endurance Specialty Holdings Ltd.	461,500	30,994
Hanover Insurance Group, Inc. (The)	294,957	24,959
Hartford Financial Services Group, Inc. (The)	575,734	25,551
Lincoln National Corp.	307,239	11,912
XL Group plc (Ireland)(a)	1,542,500	51,381
Total		211,977

Life Sciences Tools & Services 2.26%
Agilent Technologies, Inc.	681,500	30,231
PerkinElmer, Inc.	368,600	19,322
Total		49,553

Machinery 3.37%
Ingersoll-Rand plc (Ireland)(a)	532,300	33,897
ITT, Inc.	582,304	18,622
Kennametal, Inc.	960,795	21,243
Total		73,762

Metals & Mining 1.13%
Steel Dynamics, Inc.	1,011,900	24,792
Investments	Shares	Fair Value (000)
Multi-Utilities 2.58%
Sempra Energy	496,100	$56,565

Oil, Gas & Consumable Fuels 8.68%
Cimarex Energy Co.	471,931	56,311
Concho Resources, Inc.*	219,340	26,161
EQT Corp.	298,200	23,090
Gulfport Energy Corp.*	502,700	15,714
Marathon Oil Corp.	1,271,500	19,085
Noble Energy, Inc.	1,390,504	49,877
Total		190,238

Pharmaceuticals 1.07%
Mallinckrodt plc*	384,065	23,343

Real Estate Investment Trusts 12.19%
Alexandria Real Estate Equities, Inc.	216,211	22,382
Boston Properties, Inc.	302,000	39,834
Brixmor Property Group, Inc.	591,711	15,657
Duke Realty Corp.	1,489,100	39,699
Healthcare Trust of America, Inc. Class A	1,208,534	39,084
Highwoods Properties, Inc.	187,784	9,915
Kimco Realty Corp.	1,313,100	41,205
UDR, Inc.	1,047,568	38,676
Vornado Realty Trust	205,851	20,610
Total		267,062

Semiconductors & Semiconductor Equipment 2.20%
Microchip Technology, Inc.	283,396	14,385
Micron Technology, Inc.*	397,700	5,473
NVIDIA Corp.	350,400	16,472
NXP Semiconductors NV (Netherlands)*(a)	151,700	11,884
Total		48,214

Textiles, Apparel & Luxury Goods 1.27%
PVH Corp.	295,300	27,826
Total Common Stocks (cost $2,016,602,362)		2,142,472

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.91%

Repurchase Agreement
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $40,255,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $42,694,249; proceeds: $41,855,263 (cost $41,855,228)	$41,855	$41,855
Total Investments in Securities 99.67% (cost $2,058,457,590)		2,184,327
Cash and Other Assets in Excess of Liabilities 0.33%		7,188
Net Assets 100.00%		$2,191,515

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,142,472	$–	$–	$2,142,472
Repurchase Agreement	–	41,855	–	41,855
Total	$2,142,472	$41,855	$–	$2,184,327

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $2,058,457,590)	$2,184,327,035
Cash	230,405
Receivables:
Investment securities sold	35,115,836
Interest and dividends	4,046,090
Capital shares sold	2,309,711
Prepaid expenses and other assets	53,853
Total assets	2,226,082,930
LIABILITIES:
Payables:
Investment securities purchased	28,941,433
Capital shares reacquired	1,943,683
12b-1 distribution plan	1,187,377
Management fee	981,387
Directors’ fees	891,372
To affiliate (See Note 3)	98,754
Fund administration	72,281
Accrued expenses	451,932
Total liabilities	34,568,219
NET ASSETS	$2,191,514,711
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,272,153,790
Undistributed net investment income	10,480,924
Accumulated net realized loss on investments	(216,989,448)
Net unrealized appreciation on investments	125,869,445
Net Assets	$2,191,514,711

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited) (concluded)

June 30, 2016

Net assets by class:
Class A Shares	$1,127,554,096
Class B Shares	$8,323,198
Class C Shares	$194,511,154
Class F Shares	$121,450,340
Class I Shares	$629,709,523
Class P Shares	$72,066,265
Class R2 Shares	$1,077,508
Class R3 Shares	$36,021,650
Class R4 Shares	$565,846
Class R5 Shares	$12,121
Class R6 Shares	$223,010
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	43,104,970
Class B Shares (200 million shares of common stock authorized, $.001 par value)	341,203
Class C Shares (200 million shares of common stock authorized, $.001 par value)	8,008,275
Class F Shares (200 million shares of common stock authorized, $.001 par value)	4,677,848
Class I Shares (250 million shares of common stock authorized, $.001 par value)	24,228,396
Class P Shares (200 million shares of common stock authorized, $.001 par value)	2,841,964
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	41,802
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	1,392,429
Class R4 Shares (200 million shares of common stock authorized, $.001 par value)	21,653
Class R5 Shares (200 million shares of common stock authorized, $.001 par value)	466.22
Class R6 Shares (200 million shares of common stock authorized, $.001 par value)	8,568
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$26.16
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$27.76
Class B Shares-Net asset value	$24.39
Class C Shares-Net asset value	$24.29
Class F Shares-Net asset value	$25.96
Class I Shares-Net asset value	$25.99
Class P Shares-Net asset value	$25.36
Class R2 Shares-Net asset value	$25.78
Class R3 Shares-Net asset value	$25.87
Class R4 Shares-Net asset value	$26.13
Class R5 Shares-Net asset value	$26.00
Class R6 Shares-Net asset value	$26.03

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends	$21,898,627
Interest and other	4,681
Total investment income	21,903,308
Expenses:
Management fee	5,705,413
12b-1 distribution plan-Class A	1,352,553
12b-1 distribution plan-Class B	48,993
12b-1 distribution plan-Class C	942,923
12b-1 distribution plan-Class F	56,357
12b-1 distribution plan-Class P	162,982
12b-1 distribution plan-Class R2	2,947
12b-1 distribution plan-Class R3	78,798
12b-1 distribution plan-Class R4	285
Shareholder servicing	1,163,220
Subsidy (See Note 3)	425,014
Fund administration	418,641
Registration	80,794
Reports to shareholders	74,512
Professional	30,253
Directors’ fees	29,478
Custody	17,369
Other	56,420
Gross expenses	10,646,952
Expense reductions (See Note 8)	(2,712)
Net expenses	10,644,240
Net investment income	11,259,068
Net realized and unrealized gain:
Net realized gain on investments	69,092,872
Net change in unrealized appreciation/depreciation on investments	34,515,438
Net realized and unrealized gain	103,608,310
Net Increase in Net Assets Resulting From Operations	$114,867,378

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Operations:
Net investment income	$11,259,068	$17,309,153
Net realized gain on investments	69,092,872	266,105,836
Net change in unrealized appreciation/depreciation on investments	34,515,438	(362,522,149)
Net increase (decrease) in net assets resulting from operations	114,867,378	(79,107,160)
Distributions to shareholders from:
Net investment income
Class A	–	(8,954,262)
Class B	–	(2,993)
Class C	–	(92,785)
Class F	–	(1,122,657)
Class I	–	(6,418,481)
Class P	–	(514,686)
Class R2	–	(2,421)
Class R3	–	(160,641)
Class R4	–	(87)
Class R5	–	(100)
Class R6	–	(102)
Total distributions to shareholders	–	(17,269,215)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	100,239,896	223,646,755
Reinvestment of distributions	–	16,039,705
Cost of shares reacquired	(204,539,184)	(461,507,569)
Net decrease in net assets resulting from capital share transactions	(104,299,288)	(221,821,109)
Net increase (decrease) in net assets	10,568,090	(318,197,484)
NET ASSETS:
Beginning of period	$2,180,946,621	$2,499,144,105
End of period	$2,191,514,711	$2,180,946,621
Undistributed (distributions in excess of) net investment income	$10,480,924	$(778,144)

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income
Class A
6/30/2016(c)	$24.75	$0.13	$ 1.28	$ 1.41	$ –
12/31/2015	25.87	0.19	(1.11)	(0.92)	(0.20)
12/31/2014	23.29	0.12	2.58	2.70	(0.12)
12/31/2013	17.94	0.09	5.35	5.44	(0.09)
12/31/2012	15.77	0.11	2.18	2.29	(0.12)
12/31/2011	16.45	0.04	(0.70)	(0.66)	(0.02)
Class B
6/30/2016(c)	23.17	0.03	1.19	1.22	–
12/31/2015	24.21	(0.03)	(1.01)	(1.04)	– (e)
12/31/2014	21.83	(0.04)	2.42	2.38	–
12/31/2013	16.87	(0.05)	5.01	4.96	– (e)
12/31/2012	14.83	– (e)	2.04	2.04	–
12/31/2011	15.54	(0.08)	(0.63)	(0.71)	–
Class C
6/30/2016(c)	23.07	0.04	1.18	1.22	–
12/31/2015	24.11	– (e)	(1.03)	(1.03)	(0.01)
12/31/2014	21.74	(0.04)	2.41	2.37	–
12/31/2013	16.80	(0.04)	4.98	4.94	– (e)
12/31/2012	14.77	– (e)	2.04	2.04	(0.01)
12/31/2011	15.48	(0.06)	(0.65)	(0.71)	–
Class F
6/30/2016(c)	24.55	0.15	1.26	1.41	–
12/31/2015	25.67	0.23	(1.11)	(0.88)	(0.24)
12/31/2014	23.11	0.19	2.56	2.75	(0.19)
12/31/2013	17.81	0.14	5.30	5.44	(0.14)
12/31/2012	15.66	0.16	2.15	2.31	(0.16)
12/31/2011	16.33	0.08	(0.68)	(0.60)	(0.07)
Class I
6/30/2016(c)	24.57	0.16	1.26	1.42	–
12/31/2015	25.68	0.26	(1.11)	(0.85)	(0.26)
12/31/2014	23.12	0.20	2.57	2.77	(0.21)
12/31/2013	17.81	0.16	5.31	5.47	(0.16)
12/31/2012	15.66	0.18	2.15	2.33	(0.18)
12/31/2011	16.34	0.11	(0.71)	(0.60)	(0.08)
Class P
6/30/2016(c)	24.02	0.10	1.24	1.34	–
12/31/2015	25.10	0.14	(1.07)	(0.93)	(0.15)
12/31/2014	22.60	0.12	2.51	2.63	(0.13)
12/31/2013	17.41	0.09	5.19	5.28	(0.09)
12/31/2012	15.30	0.11	2.11	2.22	(0.11)
12/31/2011	15.95	0.02	(0.66)	(0.64)	(0.01)

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$26.16	5.70 (d)	0.50	(d)	0.54 (d)	$1,127,554	26.15	(d)
24.75	(3.55)	1.01		0.74	1,138,632	62.97
25.87	11.60	1.08		0.50	1,316,915	58.77
23.29	30.32	1.11		0.42	1,390,193	63.61
17.94	14.49	1.13		0.67	1,224,394	68.57
15.77	(3.95)	1.14		0.22	1,310,387	47.77

24.39	5.27 (d)	0.88	(d)	0.13 (d)	8,323	26.15	(d)
23.17	(4.28)	1.75		(0.11)	11,812	62.97
24.21	10.90	1.75		(0.19)	20,834	58.77
21.83	29.41	1.76		(0.26)	27,544	63.61
16.87	13.76	1.78		(0.01)	34,227	68.57
14.83	(4.57)	1.78		(0.49)	50,420	47.77

24.29	5.29 (d)	0.87	(d)	0.16 (d)	194,511	26.15	(d)
23.07	(4.27)	1.75		(0.01)	199,956	62.97
24.11	10.90	1.75		(0.16)	231,505	58.77
21.74	29.41	1.75		(0.22)	232,261	63.61
16.80	13.79	1.78		0.03	201,356	68.57
14.77	(4.59)	1.77		(0.42)	218,201	47.77

25.96	5.74 (d)	0.43	(d)	0.61 (d)	121,450	26.15	(d)
24.55	(3.41)	0.86		0.90	116,935	62.97
25.67	11.89	0.85		0.80	126,404	58.77
23.11	30.58	0.86		0.68	78,442	63.61
17.81	14.76	0.88		0.92	63,451	68.57
15.66	(3.69)	0.89		0.47	65,902	47.77

25.99	5.82 (d)	0.38	(d)	0.67 (d)	629,710	26.15	(d)
24.57	(3.31)	0.76		1.00	604,278	62.97
25.68	11.97	0.75		0.82	666,535	58.77
23.12	30.76	0.76		0.77	733,422	63.61
17.81	14.88	0.78		1.06	616,196	68.57
15.66	(3.64)	0.79		0.69	410,713	47.77

25.36	5.58 (d)	0.60	(d)	0.43 (d)	72,066	26.15	(d)
24.02	(3.68)	1.15		0.57	78,293	62.97
25.10	11.63	1.05		0.53	102,977	58.77
22.60	30.34	1.08		0.43	115,475	63.61
17.41	14.49	1.14		0.65	122,334	68.57
15.30	(4.03)	1.20		0.15	169,767	47.77

See Notes to Financial Statements.	13

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	Net investment income
Class R2
6/30/2016(c)	$24.44	$0.09		$ 1.25	$ 1.34	$ –
12/31/2015	25.49	0.09		(1.08)	(0.99)	(0.06)
12/31/2014	22.95	0.05		2.54	2.59	(0.05)
12/31/2013	17.72	0.06		5.25	5.31	(0.08)
12/31/2012	15.59	0.08		2.13	2.21	(0.08)
12/31/2011	16.27	–	(e)	(0.68)	(0.68)	–
Class R3
6/30/2016(c)	24.51	0.10		1.26	1.36	–
12/31/2015	25.61	0.13		(1.10)	(0.97)	(0.13)
12/31/2014	23.06	0.09		2.55	2.64	(0.09)
12/31/2013	17.78	0.06		5.28	5.34	(0.06)
12/31/2012	15.64	0.09		2.15	2.24	(0.10)
12/31/2011	16.32	0.02		(0.69)	(0.67)	(0.01)
Class R4
6/30/2016(c)	24.72	0.16		1.25	1.41	–
6/30/2015 to 12/31/2015(f)	26.44	0.15		(1.64)	(1.49)	(0.23)
Class R5
6/30/2016(c)	24.57	0.17		1.26	1.43	–
6/30/2015 to 12/31/2015(f)	26.28	0.18		(1.63)	(1.45)	(0.26)
Class R6
6/30/2016(c)	24.58	0.21		1.24	1.45	–
6/30/2015 to 12/31/2015(f)	26.28	0.20		(1.63)	(1.43)	(0.27)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount is less than $0.01.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$25.78	5.53	(d)	0.68	(d)	0.37	(d)	$ 1,078	26.15	(d)
24.44	(3.92)		1.36		0.35		966	62.97
25.49	11.30		1.35		0.23		1,549	58.77
22.95	30.02		1.36		0.27		1,586	63.61
17.72	14.21		1.38		0.46		675	68.57
15.59	(4.24)		1.39		0.00	(e)	500	47.77

25.87	5.55	(d)	0.62	(d)	0.42	(d)	36,022	26.15	(d)
24.51	(3.77)		1.24		0.51		30,030	62.97
25.61	11.45		1.24		0.36		32,426	58.77
23.06	30.07		1.25		0.30		31,628	63.61
17.78	14.33		1.27		0.56		23,905	68.57
15.64	(4.10)		1.28		0.11		17,766	47.77

26.13	5.70	(d)	0.50	(d)	0.61	(d)	566	26.15	(d)
24.72	(5.61	)(d)	1.01	(g)	1.17	(g)	9	62.97

26.00	5.82	(d)	0.37	(d)	0.69	(d)	12	26.15	(d)
24.57	(5.48	)(d)	0.76	(g)	1.42	(g)	9	62.97

26.03	5.90	(d)	0.31	(d)	0.83	(d)	223	26.15	(d)
24.58	(5.43	)(d)	0.63	(g)	1.56	(g)	26	62.97

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2016, the effective management fee paid to Lord Abbett was at an annualized rate of .55% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees, fund administration fee and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of June 30, 2016, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund, were 11.33%, 1.22%, 8.99% and 4.12%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2016:

Distributor	Dealers’
Commissions	Concessions
$57,033	$311,018

Distributor received CDSCs of $2,071 and $1,845 for Class A and Class C shares, respectively, for the six months ended June 30, 2016.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward

Notes to Financial Statements (unaudited)(continued)

amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

Six Months Ended 6/30/2016 (unaudited)		Year Ended 12/31/2015
Distributions paid from:
Ordinary income	$–	$17,269,215
Total distributions paid	$–	$17,269,215

As of December 31, 2015, the Fund had a capital loss carryforward of $274,190,688 set to expire in 2017.

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,062,658,536
Gross unrealized gain	225,570,914
Gross unrealized loss	(103,902,415)
Net unrealized security gain	$121,668,499

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$548,651,990	$650,595,958

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract.

Notes to Financial Statements (unaudited)(continued)

The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$41,855,228	$–	$41,855,228
Total	$41,855,228	$–	$41,855,228

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Fixed Income Clearing Corp.	$41,855,228	$ –	$ –		$(41,855,228)	$ –
Total	$41,855,228	$ –	$ –		$(41,855,228)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

Notes to Financial Statements (unaudited)(continued)

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended
		June 30, 2016 (unaudited )		Year Ended December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,051,258	$25,805,788	3,130,464	$81,051,710
Converted from Class B*	123,345	3,011,434	151,195	3,930,690
Reinvestment of distributions	–	–	333,152	8,033,655
Shares reacquired	(4,066,757)	(98,804,272)	(8,519,588)	(222,982,332)
Decrease	(2,892,154)	$(69,987,050)	(4,904,777)	$(129,966,277)

Class B Shares
Shares sold	1,768	$40,841	8,300	$205,796
Reinvestment of distributions	–	–	119	2,959
Shares reacquired	(38,290)	(871,884)	(197,252)	(4,741,054)
Converted to Class A*	(132,038)	(3,011,434)	(162,042)	(3,930,690)
Decrease	(168,560)	$(3,842,477)	(350,875)	$(8,462,989)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		June 30, 2016 (unaudited )		Year Ended December 31, 2015
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	113,334	$2,601,143	454,889	$10,966,048
Reinvestment of distributions	–	–	3,090	72,154
Shares reacquired	(772,156)	(17,565,054)	(1,394,098)	(33,661,164)
Decrease	(658,822)	$(14,963,911)	(936,119)	$(22,622,962)

Class F Shares
Shares sold	493,527	$12,339,960	562,498	$14,568,256
Reinvestment of distributions	–	–	40,531	968,847
Shares reacquired	(578,651)	(13,991,410)	(764,895)	(19,812,833)
Decrease	(85,124)	$(1,651,450)	(161,866)	$(4,275,730)

Class I Shares
Shares sold	1,884,949	$48,258,664	3,866,009	$100,502,230
Reinvestment of distributions	–	–	262,916	6,286,320
Shares reacquired	(2,255,459)	(56,985,183)	(5,481,750)	(140,622,507)
Decrease	(370,510)	$(8,726,519)	(1,352,825)	$(33,833,957)

Class P Shares
Shares sold	73,131	$1,735,094	279,077	$6,977,284
Reinvestment of distributions	–	–	21,927	513,549
Shares reacquired	(490,495)	(11,686,678)	(1,143,835)	(28,658,939)
Decrease	(417,364)	$(9,951,584)	(842,831)	$(21,168,106)

Class R2 Shares
Shares sold	5,900	$143,462	25,373	$641,270
Reinvestment of distributions	–	–	57	1,380
Shares reacquired	(3,614)	(88,187)	(46,683)	(1,181,628)
Increase (decrease)	2,286	$55,275	(21,253)	$(538,978)

Class R3 Shares
Shares sold	352,982	$8,579,150	338,815	$8,687,871
Reinvestment of distributions	–	–	6,718	160,552
Shares reacquired	(185,798)	(4,536,328)	(386,434)	(9,847,112)
Increase (decrease)	167,184	$4,042,822	(40,901)	$(998,689)

Class R4 Shares(a)
Shares sold	21,355	$546,682	378.21	$10,000
Reinvestment of distributions	–	–	3.62	87
Shares reacquired	(84)	(2,131)	–	–
Increase	21,271	$544,551	381.83	$10,087

Class R5 Shares(a)
Shares sold	81.65	$2,108	380.52	$10,000
Reinvestment of distributions	–	–	4.18	100
Shares reacquired	–	(3)	–	–
Increase	81.65	$2,105	384.70	$10,100

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		June 30, 2016 (unaudited	)		Year Ended December 31, 2015
Class R6 Shares(a)	Shares	Amount		Shares	Amount
Shares sold	7,844	$187,004		1,039.22	$26,290
Reinvestment of distributions	–	–		4	102
Shares reacquired	(319)	(8,054)		–	–
Increase	7,525	$178,950		1,043.22	$26,392

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

13.	SUBSEQUENT EVENT

On July 26, 2016, the U.S. Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/16)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 24, 2016